Revenues (Details) - Schedule of group’s revenues disaggregated by revenue - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Group 's Revenues Disaggregated by Revenue [Abstract]
Miniature camera and related equipment (from ScoutCam)			$ 24	$ 491
Revenues from commissions (from Eventer)		2,465	1,185	40
Products (from Jeffs’ Brands)		5,861	6,509
Revenues from internet services (from Gix Internet)	[1]	83,532
MUSE and related equipment (from Medigus).			2,400
Disaggregation of revenues		$ 91,858	$ 10,118	$ 531

[1]	The revenues from Gix Internet are presented for the period from March 01 ,2022 to December 31, 2022.